Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of net deferred tax asset
Deferred tax asset	$ 8,243	$ 8,488
Deferred tax liability	(3,550)	(2,079)
Total deferred tax assets	8,243	8,488
Federal [Member]
Components of net deferred tax asset
Deferred tax asset	10,177	9,102
Deferred tax liability	(2,947)	(1,726)
State [Member]
Components of net deferred tax asset
Deferred tax asset	1,616	1,465
Deferred tax liability	$ (603)	$ (353)